LEASES (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases

The future minimum operating lease revenue receipts under our non-cancelable fixed rate operating leases as of December 31, 2016 are as follows:

(in thousands of $)
2017	43,125
2019	39,268
2019	35,405
2020	23,142
2021	8,394
Thereafter	—
149,334
The future minimum operating lease expense payments under our non-cancelable operating leases as of December 31, 2016 are as follows:

(in thousands of $)
2017	34,626
2018	37,012
2019	35,373
2020	35,475
2021	35,066
Thereafter	169,205
346,757